Revenue Disaggregation - Schedule of Disaggregate Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disaggregate Revenue [Line Items]
Sales amount, subtotal	$ 25,208,093	$ 6,367,521	$ 24,078,866
Percentage, subtotal	22.24%	6.01%	14.09%
Sales Amount, total revenue	$ 113,333,444	$ 105,874,786	$ 170,845,619
Percentage, total revenue
Tinned copper bar products [Member]
Disaggregate Revenue [Line Items]
Sales amount, subtotal	$ 8,204,848	$ 1,527,551	$ 13,310,058
Percentage, subtotal	7.24%	1.44%	7.79%
T2 copper bar products [Member]
Disaggregate Revenue [Line Items]
Sales amount, subtotal	$ 16,164,606	$ 4,168,922	$ 10,161,659
Percentage, subtotal	14.26%	3.94%	5.95%
Aluminum bar products [Member]
Disaggregate Revenue [Line Items]
Sales amount, subtotal	$ 26,493	$ 125,244	$ 5,721
Percentage, subtotal	0.02%	0.12%
Copper rods [Member]
Disaggregate Revenue [Line Items]
Sales amount, subtotal	$ 812,146	$ 545,804	$ 601,428
Percentage, subtotal	0.72%	0.52%	0.35%
Processing service [Member]
Disaggregate Revenue [Line Items]
Sales Amount, total revenue	$ 30,828	$ 5,341	$ 4,844
Percentage, total revenue	0.03%	0.01%
Resale of copper materials, primarily electrolytic copper [Member]
Disaggregate Revenue [Line Items]
Sales Amount, total revenue	$ 88,094,523	$ 99,501,924	$ 146,761,909
Percentage, total revenue	77.73%	93.98%	85.90%